Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination fees	$ 20,600,000	$ 18,600,000
Deferred loan expenses	9,400,000	7,600,000
Deposit liabilities reclassified as loans receivable	5,600,000	3,100,000
Loans with carrying value pledged to secure public deposits and other borrowings	3,100,000,000	2,300,000,000
Interest income, nonaccrual loans	1,800,000	2,900,000	3,200,000
Carrying amounts of loans acquired	1,100,000,000
Loans accounted for under ASC Topics 310-10 and 310-20	1,000,000,000
Basis in acquired loans at acquisition	66,675,000
Acquired Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis in acquired loans at acquisition	66,700,000
Trust One- Memphis [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired loans	86,500,000
Teche [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired loans	700,500,000
First Private [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired loans	299,300,000
Troubled Debt Restructurings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total TDRs	$ 0	$ 14,600,000